Operating costs - Additional Information (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Operating costs
Increase (decrease) in total operating costs	SFr (0.1)	SFr (0.3)
Increase (decrease) in professional fees	(0.1)	(0.3)
Increase (decrease) external research and development and patent costs	(0.1)	(0.2)
Increase (decrease) in expenses recognized for services received at zero cost		(0.1)
Increase (decrease) in staff costs	SFr 0.2	SFr 0.3